Schedule of investments

Delaware International Fund June 30, 2020 (Unaudited)

	Number of Shares	Value (US $)
Common Stock – 98.49%Δ
Denmark - 7.58%
Novo Nordisk Class B	343,730	$22,393,230
		22,393,230
France - 22.43%
Air Liquide	129,290	18,693,635
Danone †	257,530	17,875,980
Orange	835,430	9,990,047
Publicis Groupe	350,670	11,391,524
Sodexo	123,200	8,353,938
		66,305,124
Germany - 9.64%
adidas AG †	36,360	9,586,380
Fresenius Medical Care AG & Co. †	219,960	18,923,132
		28,509,512
Ireland - 1.57%
Kerry Group Class A	37,410	4,647,346
		4,647,346
Japan - 21.69%
Asahi Group Holdings	201,000	7,059,575
Kao	70,200	5,570,919
KDDI	448,300	13,375,993
Kirin Holdings	188,600	3,975,643
Lawson	128,300	6,453,554
Makita	247,000	8,982,021
Secom	52,100	4,571,395
Seven & i Holdings	431,800	14,125,699
		64,114,799
Netherlands - 7.21%
Koninklijke Ahold Delhaize	782,480	21,325,764
		21,325,764
Sweden - 4.50%
Hennes & Mauritz Class B	220,750	3,222,132
Securitas Class B †	746,380	10,092,717
		13,314,849
Switzerland - 16.09%
Nestle	171,870	19,055,334
Roche Holding	62,100	21,514,516
Swatch Group	34,850	6,994,806
		47,564,656
United Kingdom - 7.78%
Diageo	331,350	11,013,197

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Schedule of investments

Delaware International Fund (Unaudited)

	Number of Shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
G4S	5,453,440	$7,715,010
Next	70,400	4,262,365
		22,990,572
Total Common Stock (cost $303,103,537)		291,165,852

Exchange-Traded Funds – 1.23%
iShares MSCI EAFE ETF	1,145	69,696
Vanguard FTSE Developed Markets ETF	92,150	3,574,499
Total Exchange-Traded Funds (cost $3,308,682)		3,644,195
Total Value of Securities – 99.72%
(cost $306,412,219)		294,810,047

Receivables and Other Assets Net of Liabilities – 0.28%		817,266
Net Assets Applicable to 24,786,034 Shares Outstanding – 100.00%		$295,627,313

Δ Securities have been classified by country of origin.

† Non-income producing security.

The following foreign currency exchange contracts were outstanding at June 30, 2020:

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CHF	(96,385)	USD	101,505	7/1/20	$—	$(228)
BNYM	EUR	(304,590)	USD	342,535	7/1/20	320	—
BNYM	GBP	(44,463)	USD	54,630	7/1/20	—	(464)
BNYM	JPY	(20,334,550)	USD	189,354	7/1/20	1,029	—
BNYM	SEK	(814,818)	USD	87,585	7/1/20	141	—
Total Foreign Currency Exchange Contracts						$1,490	$(692)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – The Bank of New York Mellon
CHF – Swiss Franc
EAFE – Europe Australasia and Far East
ETF – Exchange-Traded Fund

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(Unaudited)

Summary of abbreviations (continued):
EUR – European Monetary Unit
FTSE – Financial Times Stock Exchange 100 Index
GBP – British Pound Sterling
JPY – Japanese Yen
MSCI – Morgan Stanley Capital International
SEK – Swedish Krona
USD – United States Dollar

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